Intangible Assets - Schedule of Movement of Intangible Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 1,562,654
Ending, balances	1,570,964	$ 1,562,654
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,751,814	1,745,368
Acquisitions	58,196	42,903
Disposals	(147)	(123)
Exchange differences	18,161	(36,334)
Ending, balances	1,828,024	1,751,814
Gross assets [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	203,080	162,385
Acquisitions	58,085	42,867
Disposals	(147)	(123)
Exchange differences	2,161	(2,049)
Ending, balances	263,179	203,080
Gross assets [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	42,474	42,447
Acquisitions	111	36
Exchange differences	16	(9)
Ending, balances	42,601	42,474
Gross assets [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	375,952	391,583
Exchange differences	7,255	(15,631)
Ending, balances	383,207	375,952
Gross assets [member] | Goodwills [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,126,663	1,145,308
Exchange differences	8,729	(18,645)
Ending, balances	1,135,392	1,126,663
Gross assets [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	3,645	3,645
Ending, balances	$ 3,645	$ 3,645